Financial Instrument Risks and Risk Management - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jul. 28, 2022
Disclosure of financial assets [line items]
Maximum exposure to credit risk	$ 279,700	$ 235,500
Interest rate risk | Floating interest rate
Disclosure of financial assets [line items]
Sensitivity analysis, change in variable	1.00%
Sensitivity analysis, impact on net income	$ 6,700
Other price risk | Marketable securities and warrants
Disclosure of financial assets [line items]
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, decrease in risk variable, impact on other comprehensive loss	$ 3,300
Sensitivity analysis, increase in risk variable, impact on other comprehensive loss	$ (3,300)
Other price risk | Gold Deliveries
Disclosure of financial assets [line items]
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, decrease in risk variable, decrease in net income	$ 15,300
Sensitivity analysis, increase in risk variable, increase in net income	$ 11,600
CAD | Currency risk
Disclosure of financial assets [line items]
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, impact on net income	$ 3,248
BRL | Currency risk
Disclosure of financial assets [line items]
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, impact on net income	$ 2,139
MXN | Currency risk
Disclosure of financial assets [line items]
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, impact on net income	$ 2,275
Brazil, Brazil Real and Mexico, Peso | Currency risk
Disclosure of financial assets [line items]
Sensitivity analysis, decrease in risk variable, increase in liabilities	53,800
Sensitivity analysis, decrease in risk variable, decrease in net income	53,800
Sensitivity analysis, increase in risk variable, decrease in liabilities	38,000
Sensitivity analysis, increase in risk variable, increase in net income	38,000
Revolving Credit Facility
Disclosure of financial assets [line items]
Undrawn amount on borrowing facilities	$ 104,600	$ 165,200
Bank of Nova Montreal Societe Generale and Ing Capital LLC | Revolving Credit Facility
Disclosure of financial assets [line items]
Maximum capacity			$ 700,000